Exhibit 99.1

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		1/15/2008
Period No		10
Collection Period:		12/1/2007 - 12/31/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	8,845,590.08
Partial and Full Prepayments Received	6,209,713.43
Interest Payments Received	15,951,881.34
Interest Deposit for Repurchased Receivables	69,870.89
Other Amounts Received	109,773.78
Proceeds on Defaulted Receivables Prior to Charge Off	6,048,108.73
Recoveries on Previously Charged Off Receivables	3,759,713.28
Less Netted Expenses	423,972.01
Net Swap Receipts	87,265.83
Swap Termination Account	0.00
Repurchased Receivables	3,702,474.06
Interest on Collections Account	254.04
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	2,464,351.85
Total Funds Available		46,825,025.30

II. Principal
Beginning Original Pool Contracts	1,084,210,419.31
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		1,084,210,419.31
Principal Portion of Scheduled Payments	8,845,590.08
Principal Portion of Prepayments (partial and full)	6,209,713.43
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	25,439,426.21
Aggregate Amount of Cram Down Loss	-247,037.43
Principal Distributable Amount	40,247,692.29
Ending Principal Balance		1,043,962,727.02

III. Distribution
1. Indenture Trustee Fee	9,035.09
2. Trust Collateral Agent	14,807.91
3. Owner Trustee Fee	291.67
4. Servicer or Successor Servicing Fee	2,710,526.05
5. Net Swap Payments Due Counterparty	0.00
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	0.00
b. Class A2 Interest	1,268,297.65
c. Class A3 Interest	778,541.67
d. Class A4 Interest	1,926,488.13
7. Note Insurer Fee	181,831.11
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	0.00
b. Class A2 Principal Distributable Amount	35,216,730.75
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	4,718,475.27
Total Distribution Amount		46,825,025.30

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		1/15/2008
Period No		10
Collection Period:		12/1/2007 - 12/31/2007
IV. Balance

Original Pool Total	1,371,428,621.04
Beginning Pool Total	1,084,210,419.31
Ending Pool Total	1,043,962,727.02

Original Note Total	1,200,000,000.00
Beginning Note Total	948,684,073.48
Ending Note Total	913,467,342.73

Class A1 Original Balance	204,000,000.00
Class A1 Beginning Balance	0.00
Class A1 Ending Balance	0.00

Class A3 Original Balance	185,000,000.00
Class A3 Beginning Balance	185,000,000.00
Class A3 Ending Balance	185,000,000.00

Note Insurer Reimbursement	0.00

Class A1 Pool Factor	0.00000
Class A2 Pool Factor	0.75726
Class A3 Pool Factor	1.00000
Class A4 Pool Factor	1.00000

Class A2 Original Balance	340,000,000.00
Class A2 Beginning Balance	292,684,073.48
Class A2 Ending Balance	257,467,342.73

Class A4 Original Balance	471,000,000.00
Class A4 Beginning Balance	471,000,000.00
Class A4 Ending Balance	471,000,000.00
V. Pool Information

	Beginning of Period	End of Period

Pool Balance	1,084,210,419.31	1,043,962,727.02
Wtd Avg Coupon	21.14%	21.10%
Wtd Avg Original Term	62.24	62.27
Wtd Avg Remaining Term	53.02	52.26
# Contracts	76,174	73,962
Account to Collector Ratio*	581	610

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %

31- 60 Days Delinquent	13,646	198,776,693.09	19.04%
61- 90 Days Delinquent	4,007	56,777,356.87	5.44%
91- 120 Days Delinquent	2,119	31,881,643.46	3.05%
Defaulted Receivables	3,589	50,417,468.61	4.83%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	1243	18,869,564.15
Vehicles Repossessed in Current Period	1305	20,001,179.63
Repossessed Vehicles Sold in Current Period	1146	17,641,744.70
Repossessed Vehicles Reinstated in Current Period	156	1,905,418.58
Repossessed Vehicle Adjustment in Current Period	23	374,146.41
Repossessed Inventory — End of Collection Period	1223	18,949,434.09

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		1/15/2008
Period No		10
Collection Period:		12/1/2007 - 12/31/2007
VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	19,395,361.58
Recoveries on Previously Charged-Off Receivables	3,759,713.28
Expenses	0.00
Net Losses in Current Period	15,635,648.30
Recoveries on Repurchased Receivables	3,702,474.06
Cum. Net Losses to Date	93,475,000.32
Cum. Net Loss to (% of Pool)	6.82
Extension Count	2,704.00
Extension Balance	42,034,869.09
Modified Cumulative Net Loss	158,821,935.03
Modified Cumulative Net Loss to (% of Pool)	11.58

IX. Reserve Fund
Beginning of Reserve Balance	57,047,354.51
Letter of Credit	80,900,000.00
Reinvestment Income	232,151.85
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	2,464,351.85
Ending Reserve Balance	135,715,154.51	13.00%
Reserve Fund Requirement	135,715,154.51	13.00%
Cash Reserve	54,815,154.51	5.25%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		1/15/2008
Period No		10
Collection Period:		12/1/2007 - 12/31/2007
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected			No	Average	Current Month	Previous Month	Previous Month

Security Interest
5. Both			No
(i) Average Delinquency Ratio	Limit:	9.30		7.72	8.49	7.48	7.20
(last 3 months)
(ii) Modified Cumulative Net Loss	Limit:	12.15			11.58
6. Cumulative Net Loss Ratio	Limit:	12.15	No		6.82
7. Extension Ratio	Limit:	4.00	No	3.99	3.66	3.53	4.79
8. Master Servicer’s Tangible	Limit:	N/A	No	N/A
Net Worth
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No

XII. Reserve Event
				Average	Current Month	Previous Month	Previous Month

1. Delinquency	Limit:	9.13	No	7.72	8.49	7.48	7.20
2. Cumulative Net Loss	Limit:	11.54	No		6.82

XIII. Monthly Remittance Condition Satisfied			Yes

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President
Date: January 07, 2008

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